Share capital and reserves - Finders' and underwriters warrants (Details)			12 Months Ended
	Oct. 23, 2025 USD ($) $ / shares shares	Jul. 21, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023	Dec. 31, 2025 $ / shares shares	Jul. 22, 2025 USD ($)	Jul. 21, 2025 CAD ($)
Share capital and reserves
Average remaining contractual life			1 year 7 months 20 days	2 years 2 months 26 days
Number of outstanding | shares			154,598			154,598
Fair value of warrants | $								$ 11,560
Expected volatility				100.00%	100.00%
Risk-free interest rate				3.47%	3.25%
Finders' warrants
Share capital and reserves
Exercise price | $ / shares	$ 0.69	$ 1.2
Warrants expiration term	18 months	5 years
Fair value of warrants | $	$ 26,924						$ 11,560
Expected volatility	87.00%	100.00%
Risk-free interest rate	2.39%	2.99%
Expected dividend yield	0.00%	0.00%
Finders' warrants
Share capital and reserves
Number of warrants balance at beginning | shares			50,298
Number of warrants granted | shares	87,500	16,800
Number of warrants balance at ending | shares			154,598	50,298
Number of warrants exercisable | shares			67,098
Exercise price balance at beginning | $ / shares			$ 23.57
Exercise price granted | $ / shares	$ 0.69	$ 1.2
Exercise price balance at ending | $ / shares			8.25	$ 23.57
Exercisable weighted average price | $ / shares			$ 18.11
Exercise Price 42.30
Share capital and reserves
Average remaining contractual life			1 month 9 days
Exercise price | $ / shares						$ 42.3
Number of outstanding | shares			6,377			6,377
Expiry date			February 9, 2026
Exercise Price 42.93
Share capital and reserves
Average remaining contractual life			9 months 14 days
Exercise price | $ / shares			$ 42.93
Number of outstanding | shares			16,144			16,144
Expiry date			October 15, 2026
Exercise price 10.98
Share capital and reserves
Average remaining contractual life			1 year 9 months 7 days
Exercise price | $ / shares			$ 10.98
Number of outstanding | shares			27,777			27,777
Expiry date			October 7, 2027
Exercise Price $1.20
Share capital and reserves
Average remaining contractual life			4 years 6 months 21 days
Exercise price | $ / shares			$ 1.2
Number of outstanding | shares			16,800			16,800
Expiry date			July 21, 2030
Exercise Price $0.69
Share capital and reserves
Average remaining contractual life			1 year 3 months 21 days
Exercise price | $ / shares			$ 0.69
Number of outstanding | shares			87,500			87,500
Expiry date			April 23, 2027